Commitments and Contingencies	6 Months Ended
Jun. 30, 2020
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8: COMMITMENTS AND CONTINGENCIES

As of June 30, 2020, the Company was contingently liable for letters of guarantee and letters of credit amounting to $10 (December 31, 2019: $10) issued by various banks in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.

In December 2017, Navios Holdings agreed to charter-in, under a ten-year bareboat contract, from an unrelated third party the Navios Galaxy II, a newbuilding bulk carrier vessel of 81,789 dwt. On March 30, 2020, Navios Holdings took delivery of the Navios Galaxy II. As of June 30, 2020, the total amount of $6,704, including deposits of $5,410 representing the option to acquire this vessel, expenses and interest, is presented under the caption “Other long-term assets”.

In January 2018, Navios Holdings agreed to charter-in, under two ten-year bareboat contracts, from an unrelated third party the Navios Herakles I and the Navios Uranus, two newbuilding bulk carriers of 82,036 dwt and 81,516 dwt, respectively. On August 28, 2019 Navios Holdings took delivery of the Navios Herakles I. On November 28, 2019 Navios Holdings took delivery of the Navios Uranus. As of June 30, 2020, the total amount of $14,070, including deposits of $11,140, representing the option to acquire these vessels, expenses and interest, is presented under the caption “Other long-term assets”.

In April 2018, Navios Holdings agreed to charter-in, under one ten-year bareboat contract, from an unrelated third party the Navios Felicity I, a newbuilding bulk carrier of 81,946 dwt. On January 17, 2020, Navios Holdings took delivery of the Navios Felicity I. As of June 30, 2020, the total amount of $7,193, including deposits of $5,590, representing the option to acquire this vessel, expenses and interest, is presented under the caption “Other long-term assets”.

Navios Holdings agreed to charter-in, under one ten-year bareboat contract, from an unrelated third party the Navios Magellan II, a newbuilding bulk carrier of 82,037 dwt. On May 15, 2020, Navios Holdings took delivery of the Navios Magellan II. As of June 30, 2020, the total amount of $7,506, including deposits of $5,820, representing the option to acquire this vessel, expenses and interest, is presented under the caption “Other long-term assets”.

Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2021.

On July 22, 2016, Navios Logistics guaranteed the compliance of certain obligations related to Edolmix S.A. and Energías Renovables del Sur S.A. (entities wholly owned by Navios Logistics) under their respective direct user agreements with the Free Zone of Nueva Palmira, for the amounts of $847 and $519, respectively.

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts can be reasonably estimated, based upon facts known on the date the financial statements were prepared. Although the Company cannot predict with certainty the ultimate resolutions of these matters, in the opinion of management, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s financial position, results of operations or liquidity.